Details of Significant Accounts - Earnings (Loss) per share, schedule of earnings (losses) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic loss per share
Loss attributable to ordinary shareholders of the parent	$ 5,416	$ (161,744)	$ (156,852)
Loss attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding (in shares)	118,024	68,337	52,965
Loss attributable to ordinary shareholders of the parent, loss per share (in USD per share)	$ 0.05	$ (2.37)	$ (2.96)
Dilutive loss per share
Loss attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, amount after tax	$ 5,416	$ (161,744)	$ (156,852)
Loss attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding (in shares)	118,024	68,337	52,965
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, loss per share (in USD per share)	$ 0.05	$ (2.37)	$ (2.96)